Initial Public Offering (Details) - CIK 0001853314 Gesher I Acquisition Corp - USD ($)				1 Months Ended	9 Months Ended	12 Months Ended
	Oct. 14, 2021	Oct. 14, 2021	Oct. 10, 2021	Oct. 20, 2021	Jun. 30, 2022	Sep. 30, 2022
Initial Public Offering (Details) [Line Items]
Number of shares issued (in Shares)	10,000,000	10,000,000
Price per shares (in Dollars per share)	$ 10.00	$ 10.00
Common stock, description	Each Unit consists of one ordinary share and one-half of one warrant. Each whole warrant entitles the holder to purchase one ordinary share at a price of $11.50 per share.
Event exceeding percentage					9.90%	9.90%
Aggregate fair value					$ 1,697,500
Aggregate received (in Shares)					250,000	250,000
Original issuance price					$ 339,065	$ 339,065
Offering costs						1,697,500
Initial Public Offering [Member]
Initial Public Offering (Details) [Line Items]
Net proceeds	$ 101,000,000	$ 101,000,000
Purchase price per share (in Dollars per share)	$ 10.10	$ 10.10
Aggregate fair value						$ 1,697,500
Offering costs					$ 1,697,500
Additional Public Units (in Shares)					1,500,000	1,500,000
Over-Allotment Option [Member]
Initial Public Offering (Details) [Line Items]
Purchase Public Units (in Shares)			1,500,000	1,500,000
Purchase price per shares (in Dollars per share)			$ 10.00	$ 10.00
Generating gross proceeds			$ 15,000,000	$ 15,000,000
Founder Shares [Member]
Initial Public Offering (Details) [Line Items]
Sponsor transferred founder shares (in Shares)					50,000	50,000
Aggregate fair value					$ 339,500	$ 339,500